CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Income	$ 216,691	$ 895,344	$ (313,490)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	170,016	241,478	263,369
Goodwill Impairment Charge	3,801	0	186,511
Amortization of intangibles	12,144	11,019	9,434
Depreciation and amortization of premises and equipment	46,874	47,474	47,137
Net accretion of discounts and amortization of premiums and deferred fees	(40,786)	(73,496)	278,576
Other-than-temporary impairment on investment securities	209	14,445	0
Fair value adjustments on mortgage servicing rights	25,336	7,904	24,683
FDIC loss share (income) expense	207,779	(20,062)	103,024
Adjustments (expense) to indemnity reserves on loans sold	17,285	18,628	40,629
Earnings from investments under the equity method	(31,288)	(24,373)	(39,578)
Deferred income tax (benefit) expense	61,574	(519,128)	43,512
(Gain) loss on:
Disposition of premises and equipment	4,094	(3,629)	(1,716)
Sale and valuation adjustments of investment securities	(1,962)	(141)	870
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(35,517)	(35,013)	(88,724)
Sale of foreclosed assets, including write-downs	19,357	60,378	28,005
Disposal of discontinued business	0	0	(38,355)
Acquisitions of loans held-for-sale	(310,217)	(401,991)	(308,600)
Proceeds from sale of loans held-for-sale	89,887	124,111	123,375
Net originations on loans held-for-sale	(510,783)	(792,821)	(753,312)
Net (increase) decrease in:
Trading securities	753,839	1,083,683	1,105,374
Accrued income receivable	(13,808)	5,392	9,719
Other assets	(26,304)	100,133	132,500
Net increase (decrease) in:
Interest payable	165	528	(707)
Pension and other postretirement benefits obligation	(55,678)	3,252	(10,171)
Other liabilities	(13,241)	(72,980)	30,937
Total adjustments	372,776	(225,209)	1,186,492
Net cash provided by operating activities	589,467	670,135	873,002
Cash flows from investing activities:
Net (increase) decrease in money market investments	(710,125)	(357,706)	(963,933)
Purchases of investment securities:
Available-for-sale	(3,407,779)	(2,014,315)	(2,001,940)
Held-to-maturity	0	(750)	(1,000)
Other	(14,130)	(40,847)	(110,010)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,227,966	1,362,712	1,722,650
Held-to-maturity	4,588	4,856	39,962
Other	11,122	46,341	92,752
Proceeds from sale of investment securities available-for-sale	5,259	96,760	310,210
Proceeds from sale of other investment securities	9,021	14,950	37,104
Net repayments on loans	(267,205)	431,676	775,900
Proceeds from sale of loans	141,363	30,160	355,145
Acquisition of loan portfolios	(535,445)	(338,447)	(389,067)
Acquisition of trademark	0	(50)	0
Net payments from FDIC under loss sharing agreements	98,518	247,976	256,498
Net cash received and acquired from business combination	0	731,279	0
Acquisition of servicing advances	0	(61,304)	0
Cash paid related to business acquisitions	0	(17,250)	(6,330)
Return of capital from equity method investments	907	13,329	0
Net cash disbursed from disposal of discontinued business	0	0	(205,895)
Mortgage servicing rights purchased	0	(2,400)	0
Acquisition of premises and equipment	(100,320)	(62,656)	(51,046)
Proceeds from sale of:
Premises and equipment	8,897	12,880	14,337
Foreclosed assets	83,357	141,145	150,115
Net cash provided by investing activities	(3,444,006)	238,339	25,452
Net increase (decrease) in:
Deposits	3,286,428	207,338	109,015
Federal funds purchased and assets sold under agreements to repurchase	(282,719)	(509,512)	(387,635)
Other short-term borrowings	0	(148,215)	(380,000)
Payments of notes payable	(254,816)	(737,889)	(1,059,290)
Proceeds from issuance of notes payable	165,047	277,398	781,905
Proceeds from issuance of common stock	7,437	6,226	5,394
Dividends paid	(65,932)	(19,257)	(3,723)
Repurchase of TARP related warrants	0	0	(3,000)
Net payments for repurchase of common stock	(2,186)	(1,984)	(3,236)
Net cash used in financing activities	2,853,259	(925,895)	(940,570)
Net decrease in cash and due from banks	(1,280)	(17,421)	(42,116)
Cash and due from banks at beginning of period	363,674	381,095	423,211
Cash and due from banks at end of period	$ 362,394	$ 363,674	$ 381,095